Expense Example - VIPStrategicIncomePortfolio-InvestorPRO - VIPStrategicIncomePortfolio-InvestorPRO - VIP Strategic Income Portfolio - VIP Strategic Income Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871